Long-Term Debt	12 Months Ended
Dec. 31, 2021
Long-Term Debt
Long-Term Debt

Note 8. Long-Term Debt

On May 31, 2017, in connection with the Company’s acquisition of CorMatrix described in Note 7, Aziyo entered into a $12 million term loan facility (the “Term Loan Facility”) and an $8.0 million asset-backed revolving line of credit (the “Revolving Credit Facility”), under which the Company’s borrowing capacity is limited by certain qualifying assets, with a financial institution (the “May 2017 Financing”). As of December 31, 2021 and 2020, the Company’s borrowing capacity under its Revolving Credit Facility was $6.9 million and $8.0 million, respectively. The Term Loan Facility was amended in December 2017, February 2018 and July 2019 (all amendments being considered modifications) such that an additional $1.5 million, $3.0 million, and $3.5 million, respectively were received by the Company bringing the total aggregate principal amount outstanding under the Term Loan Facility to $20 million. Borrowings under the Term Loan Facility, as amended, bear interest at a rate per annum equal to the sum of  (x) the greater of  (i) 2.25% and (ii) the applicable London Interbank Offered Rate for U.S. dollar deposits divided by 1.00 minus the maximum effective reserve percentage for Eurocurrency funding (“LIBOR”) plus (y) 7.25%. The weighted average interest rate on Term Loan Facility borrowings was 9.5% for both the years ended December 31, 2021 and 2020. The agreement governing the Term Loan Facility provides for interest only payments through January 2021 and interest and equal monthly principal payments from February 2021 through maturity in July 2024. However, the Term Loan Facility also provides that if certain conditions were satisfied prior to December 1, 2020 (including the completion of a qualified initial public offering and no continuing default or event of default), interest only payments may, upon our request, be extended to August 1, 2021. Accordingly, based on the Company’s successful completion of its IPO, Aziyo exercised this interest-only period extension right and as such, interest and equal principal payments commenced on August 1, 2021 and will continue through maturity in July 2024.

The agreement that governs the Term Loan Facility, as amended, requires certain mandatory prepayments, subject to certain exceptions, with: (1) 100% of any net casualty proceeds in excess of $250,000 with respect to assets upon which the agent maintains a lien and (2) 100% of the net cash proceeds of non-ordinary course asset sales or sales pertaining to collateral upon which the borrowing base of the Revolving Credit Facility is calculated. In addition, the Company is required to prepay all outstanding obligations under the Term Loan Facility upon the termination of all commitments under the Revolving Credit Facility and the repayment of the outstanding borrowings thereunder. No such mandatory prepayments were required during the years ended December 31, 2021 and 2020.

The agreement governing the Term Loan Facility also includes an exit fee of 6.5% of the aggregate principal amount and prepayment penalties which, based on an amendment to the Term Loan Facility executed in January 2022, shall be equal to the amount prepaid multiplied by 3.0% until January 21, 2023 and 2.0% thereafter.

Borrowings under the Revolving Credit Facility bear interest at a rate per annum equal to the sum of  (x) the greater of  (i) 2.25% and (ii) LIBOR plus (y) 4.95%. The agreement governing the Revolving Credit Facility includes an unused line fee in an amount equal to 0.5% per annum of the unused borrowing capacity and based on an amendment to the Revolving Credit Facility executed in January 2022, prepayment penalties equal to $8.0 million multiplied by 3.0% until January 21, 2023 and 2.0% thereafter. The weighted average interest rate on Revolving Credit Facility borrowings was 7.2% for the years ended December 31, 2021 and 2020. Both debt instruments contain events of default, including, most significantly, a failure to timely pay interest or principal, insolvency, or an action by the United States Food and Drug Administration or such other material adverse event impacting the operations of Aziyo. To this end, the mutual termination of our Supply Agreement for FiberCel with Medtronic referred to in Note 16 to the consolidated financial statements would have triggered an event of default; however, such event of default was waived by our lenders.

The debt instruments also include a financial covenant based on cumulative minimum net product revenue, as defined, restrictions as to payment of dividends, and are secured by all assets of the Company. As of December 31, 2021, Aziyo was in compliance with this financial covenant. In January 2022, the minimum net product revenue covenants were amended and all future amounts were reset.

In conjunction with the May 2017 Financing and the amendment thereto, the Company issued to the financial institution warrants to purchase 405,000 shares of Aziyo’s Convertible Preferred Stock at $1.00 per share. The warrants were exercisable through the first to occur of  (a) May 31, 2027 (in the case of warrants to purchase 360,000 shares of Convertible Preferred Stock) or December 14, 2027 (in the case of warrants to purchase 45,000 shares of Convertible Preferred Stock), and (b) the earlier of  (i) a Sale Transaction (as defined in the Company’s Certificate of Incorporation) or (ii) an initial public offering of the Company’s common stock. All warrants were exercised in connection with the IPO noted in Note 1. The Company accounts for stock warrants in accordance with ASC Topic 815 Derivatives and Hedging - Contracts in Entity’s Own Equity,” as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreement. As described in Note 10, all of the Company’s issued and outstanding Convertible Preferred Stock warrants are accounted for as a liability and are valued using the Black Scholes model. Upon issuance, the Company valued such warrants at $286,267. The recognition of these warrants served to reduce the recorded value of the associated Term Loan Facility borrowings. This resulting debt discount was recognized as interest expense through  December 31, 2021.

During 2017, the Company restructured certain of its liabilities with a tissue supplier and entered into an unsecured promissory note totaling $2.1 million. The note bears interest at 5% and includes quarterly interest-only payments in 2017 and quarterly interest and principal payments from March 31, 2018 through August 31, 2020. The notes are subordinated in payment to the Term Loan Facility and Revolving Credit Facility and in both 2021 and 2020, the Company’s senior lender restricted payment of the amounts due.

In April 2020, the Company issued convertible, subordinated promissory notes (the “2020 Bridge Notes”) with a total principal of approximately $2.0 million. The 2020 Bridge Notes have an interest rate of 5%, are repayable upon demand by the holders any time after April 1, 2025 and shall automatically be converted into the Company’s shares of capital stock upon the closing of an issuance of the Company’s shares of capital stock to one or more investors that results in gross cash proceeds to the Company of at least Three Million Dollars ($3 million). The number of securities to be issued in connection with the conversion of these notes shall equal (i) the sum of the outstanding principal amount of, and all accrued but unpaid interest on, these notes divided by (ii) the cash purchase price per  security paid by the investors in the financing. See Note 12 for discussion of the conversion of these notes into Convertible Preferred Stock in September 2020.

In May 2020, Aziyo entered into a promissory note with Silicon Valley Bank that provided for the receipt by the Company of loan proceeds totaling approximately $3.0 million (the “PPP Loan”) pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). The PPP Loan bears interest at a rate of 1.0% per annum with monthly principal and interest payments beginning in March 2021 and ending on the maturity date of May 7, 2022; however such repayment commencement was deferred by the U.S. Small Business Administration while they evaluated our forgiveness application. In June 2021, we were notified by the U.S. Small Business Administration that the entire balance of our PPP Loan and all related accrued interest was forgiven. Such forgiveness resulted in a gain to us of approximately $3.0 million which has been recorded as other income in the accompanying Consolidated Statements of Operations for the year ended December 31, 2021.

As of December 31, 2021, the contractual maturities of the long-term debt are as follows (in thousands):

		Note to Tissue
Years ending December 31,	Term Loan	Supplier	Total
2022	$6,667	$1,392	$8,059
2023	6,667	—	6,667
2024	3,889	—	3,889
Total	17,223	1,392	18,615
Deferred Financing Costs	(146)	—	(146)
Total, net	17,077	1,392	18,469
Current Portion	(6,667)	(1,392)	(8,059)
Long-term Debt	$10,410	$—	$10,410

The fair value of all debt instruments, which is based on inputs considered to be Level 2 under the fair value hierarchy, approximates the respective carrying values as of December 31, 2021 and 2020.

The Company had a warrant outstanding to purchase up to 7,656 shares of common stock, at an exercise price of $5.44 per share, which had been issued in connection with a prior financing arrangement. This warrant was fully exercised in connection with the IPO described in Note 1.